Restatement (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Beneficial conversion feature of convertible note		$ 167,011
Net loss for the year ended December 31, 2015	$ (1,768,221)	(2,601,407)
Accumulated Deficit	$ (12,565,254)	(10,797,033)
As Originally Reported [Member]
Beneficial conversion feature of convertible note		297,011
Additional Paid-In Capital		10,500,651
Net loss for the year ended December 31, 2015		(2,582,171)
Accumulated Deficit		(10,777,797)
Adjustment [Member]
Beneficial conversion feature of convertible note		(130,000)
Additional Paid-In Capital		(130,000)
Net loss for the year ended December 31, 2015		(19,236)
Accumulated Deficit		(19,236)
As Restated [Member]
Beneficial conversion feature of convertible note		167,011
Additional Paid-In Capital		10,370,651
Net loss for the year ended December 31, 2015		(2,601,407)
Accumulated Deficit		$ (10,797,033)